Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Schedule of nonperformance by the other party to the financial instrument for commitments

	2019	2018
	(In Thousands)
Commitments to extend credit:
Commitments to grant loans	$11,351	$5,578
Unadvanced portion of construction loans	4,601	4,439
Unfunded commitments under lines of credit	23,539	18,774

	$39,491	$28,791